Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	0000729528
Amendment Flag	false
Document Creation Date	Sep. 28, 2018
Document Effective Date	Oct. 01, 2018
Prospectus Date	Oct. 01, 2018